Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair Value Measurement
23.	Fair Value Measurement

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Current liabilities
Liability-settled share-based payment to non-employee	-	-	1,265,184	1,265,184
Non-current liabilities
Convertible Junior Notes	-	-	514,508,160	514,508,160
Convertible Senior Secured Notes	-	-	638,215,040	638,215,040
Total	-	-	1,153,988,384	1,153,988,384

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Current liabilities
Convertible Senior Notes	-	-	473,715,560	473,715,560
Liability-settled share-based payment to non-employee	-	-	1,581,448	1,581,448
Non-current liabilities
Convertible Junior Notes	-	-	464,847,231	464,847,231
Total	-	-	940,144,239	940,144,239

The fair value of convertible notes and liability-settled share-based payment to non-employee were estimated by management with the assistance of an independent valuation firm. The convertible notes were measured at fair value using the Binomial Option Pricing Model. The liability-settled share-based payment to non-employee were measured at fair value using the Black-Scholes Option Pricing Model.

As of December 31, 2025, the assumptions were as follow:

	Convertible Senior Secured Notes	Convertible Junior Notes	Liability-settled share- based payment to non-employee
Expected volatility	20.00%	20.00%	52.00%
Risk-free interest rate (per annum)	3.63%	3.63%	3.56%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.49	US$2.49	US$2.49
Bond yield	12.08%	12.08%	N/A

As of December 2, 2025, the Closing Date of 2025 Debt Restructuring (Note 2(c)), the assumptions were as follow:

	Convertible Senior Notes – before extinguishment	Convertible Senior Secured Notes	Convertible Junior Note – before amendment	Convertible Junior Note – after amendment
Expected volatility	60.00%	20.00%	60.00%	20.00%
Risk-free interest rate (per annum)	3.58%	3.59%	3.56%	3.59%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.66	US$2.66	US$2.66	US$2.66
Bond yield	12.00%	11.91%	12.00%	11.91%

As of December 31, 2024, the assumptions were as follow:

	Convertible Senior Notes	Convertible Junior Notes	Liability-settled share- based payment to non-employee
Expected volatility	82.00%	22.00%	93.00%
Risk-free interest rate (per annum)	4.25%	4.27%	5.53%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$3.55	US$3.55	US$3.55
Bond yield	10.52%	10.33%	N/A

As of June 28, 2024, the Transaction Date (Note 2(b)), the assumptions were as follow:

	Convertible Junior Note	Deferred Contingent Consideration
Expected volatility	22.00%	21.00%
Risk-free interest rate (per annum)	4.52%	3.10%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying ordinary share	US$3.75	US$3.75
Bond yield	10.80%	N/A
Discount rate	N/A	21.00%

The expected volatility was estimated based on the historical volatility of the Company or comparable peer public companies with a time horizon close to the expected term of convertible notes, liability-settled share-based payment to non-employee and Deferred Contingent Consideration. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of convertible notes, liability-settled share-based payment to non-employee and Deferred Contingent Consideration in effect at the valuation date. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable. The fair value of the underlying ordinary share was obtained from the listed trading price of the Company. The bond yield was based on the market yield of comparable bonds with similar credit rating.

The Deferred Contingent Consideration was measured at fair value using a combination of discounted cashflow model and the Black-Scholes Model as it is largely based on revenue generated from Popeyes restaurants. The cashflow forecast of Deferred contingent consideration is based on management plan of Popeyes restaurants to be opened during the forecast period and expected average revenue per store, which consider the store opening milestones stipulated in the Popeyes master development agreement and historical experience of per store revenue with comparable store size and type of food menu.

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2025, 2024 and 2023:

	Convertible Senior Notes	Convertible Junior Notes	Convertible Senior Secured Notes	Liability-settled share-based payment to non-employee
Balance as of January 1, 2025	473,715,560	464,847,231	-	1,581,448
Additions	-	-	636,595,230	-
Changes in fair value, excluding impact of instrument-specific credit risk	36,388,500	(12,024,615)	6,263,095	(292,792)
Changes in fair value due to instrument specific credit risk	-	(2,004,935)	-	-
Repurchase of Convertible Senior Notes	(495,007,230)	-	-	-
Loss of debt extinguishment	(7,690,096)	74,917,500	-	-
Foreign currency translation adjustment	(7,406,734)	(11,227,021)	(4,643,285)	(23,472)
Balance as of December 31, 2025	-	514,508,160	638,215,040	1,265,184

	Convertible Senior Notes	Convertible Junior Notes	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2024	420,712,380	-	2,833,080	94,199,910
Additions	-	439,723,560	-	-
Changes in fair value, excluding impact of instrument-specific credit risk	44,764,043	21,110,267	(1,277,140)	16,941,248
Changes in fair value due to instrument specific credit risk	1,494,507	-	-	-
Foreign currency translation adjustment	6,744,630	4,013,404	25,508	602,346
Settlement of deferred contingent consideration	-	-	-	(111,743,504)
Balance as December 31, 2024	473,715,560	464,847,231	1,581,448	-

	Convertible Senior Notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions	-	-	-	-	-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910

(Expressed in Renminbi Yuan)

Nonrecurring Fair Value Measurements

Long-lived assets within asset groups were measured at fair value based on unobservable inputs (Level 3) on a nonrecurring basis at the end of each quarter due to impairment recognized on those assets at that date (see Note 7). The fair values of store-level assets primarily reflect the price market participant would pay to sub-lease the ROU assets and acquire remaining store assets, representing the highest and best use of these assets. Significant unobservable inputs used in the fair value measurement include future market rental prices.